Document and Entity Information	Oct. 05, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001822366
Document Type	8-K
Document Period End Date	Oct. 05, 2022
Entity Registrant Name	ALTITUDE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39772
Entity Tax Identification Number	85-2533565
Entity Address, Address Line One	400 Perimeter Center Terrace
Entity Address, Address Line Two	Suite 151
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	1 (800)
Local Phone Number	950-2950
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock Par Value 0.0001 And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	ALTUU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.00011 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	ALTU
Security Exchange Name	NASDAQ
Class A Common Stock And Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ALTUW
Security Exchange Name	NASDAQ